Condensed Combined Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012		Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 21,408	[1]	$ 18,326	[1]
Receivables
Trade	3,322	[1]	3,369	[1]
Affiliate	9,361	[1]	12,117	[1]
Prepayments and other current assets	1,607	[1]	778	[1]
Total Current Assets	35,698	[1]	34,590	[1]
NET PROPERTY, PLANT AND EQUIPMENT	203,169	[1]	196,147	[1]
OTHER NONCURRENT ASSETS	1,791	[1]	3,072	[1]
Total Assets	240,658	[1]	233,809	[1]
Accounts payable
Trade	8,244	[1]	6,743	[1]
Affiliate	3,534	[1]	2,861	[1]
Deferred revenue - affiliate	1,948	[1]	1,775	[1]
Accrued liabilities	2,022	[1]	3,093	[1]
Total Current Liabilities	15,748	[1]	14,472	[1]
OTHER NONCURRENT LIABILITIES	46	[1]	2,665	[1]
DEBT	118,000	[1]	50,000	[1]
COMMITMENTS AND CONTINGENCIES (Note K)		[1]		[1]
EQUITY
Equity of Predecessors	23,992	[1]	57,702	[1]
Common unitholders; 15,467,591 units issued and outstanding (15,254,890 in 2011)	223,563	[1]	250,430	[1]
Subordinated unitholders; 15,254,890 units issued and outstanding (15,254,890 in 2011)	(141,835)	[1]	(143,048)	[1]
General partner; 626,861 units issued and outstanding (622,649 in 2011)	1,144	[1]	1,588	[1]
Total Equity	106,864	[1]	166,672	[1]
Total Liabilities and Equity	$ 240,658	[1]	$ 233,809	[1]

[1]	Adjusted to include the historical balances of the Long Beach marine terminal and related short-haul pipelines. See Notes A and B for further discussion.